INVENTORY	12 Months Ended
Dec. 31, 2021
INVENTORY
INVENTORY

4.INVENTORY

As of December 31, 2021 and 2020, inventory consists of the following:

	2021	2020
Raw Materials	$1,325,590	$4,109,434
Work-in-Process	2,777,244	1,793,094
Finished Goods	2,493,468	963,474
Total Inventory	$6,596,302	$6,866,002